Patents and Trademarks, Net - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization			$ 59,396	$ 68,033
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Two			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Four			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Three			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Five			53,579
Impairment of Patents and Trademarks	0	9,268	64,703	35,265
Abandoned Patents and Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of Patents and Trademarks			64,703	28,576
Amortization of Intangible Assets			171,868	39,352
Asset Impairement Cost			$ 107,165	$ 10,776